INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 20, 2012
INVESTMENTS IN AFFILIATES [Abstract]
Percentage of Ownership						28.00%
Equity in losses of affiliated companies		$ (4,231,290)	(25,614,963)	(16,291)
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	7,200,000	$ 743,763	4,502,516	5,584,599